CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (75,562)	$ (19,584)	$ (8,748)
Adjustments to reconcile net loss to net cash generated from (used in) operating activities:
Share-based compensation	586	2,137	13,347
Depreciation of property and equipment	23,441	21,295	26,180
Amortization of right-of-use assets	1,956	2,747	3,737
Deferred tax benefits	(11,060)	(3,192)	(12,555)
Net allowance for credit loss for accounts receivable, loans receivable and other current assets	50,335	42,374	37,519
Impairment of investment	270	390	17
Investment income	(523)	(34,253)	(465)
Change in fair value of securities	(828)	19,142	18,636
Amortization of transaction costs for structured note	136	124	145
Amortization of issuance costs and unamortized discount (premium) for convertible senior notes		(530)	(663)
Loss (gain) on disposal of property and equipment	(26)	707	(22)
Deemed rental expense (Note 17)	159	166	155
Changes in operating assets and liabilities:
Accounts receivable	(30,837)	(29,888)	(33,851)
Prepayments and other current assets	(10,898)	(48,863)	784
Loans receivable	48,440	(23,780)	(18,230)
Amounts due from related parties	(2,794)	(1,089)	215
Other non-current assets	(1,494)	(6,134)	(8,343)
Deferred revenue	(2,220)	(2,001)	(1,001)
Accrued expenses and other liabilities	8,571	(1,946)	(10,697)
Income tax payable	(678)	(1,691)	(976)
Amounts due to related parties	(323)	75,830	5,928
Other non-current liabilities	(12,712)	10,782	4,229
Net cash generated from (used in) operating activities	(16,061)	2,743	15,341
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of short-term investments	62,739	73,193	91,170
Proceeds from disposal of long-term investments	32,204	51,840	87,991
Proceeds from disposal of property and equipment	33	16,459	69
Acquisition of property and equipment	(10,795)	(38,873)	(4,787)
Acquisition of short-term investments	(5,474)	(63,147)	(72,517)
Acquisition of long-term investments	(17,770)		(30,665)
Cash received from prepayment for purchase properties	9,634
Proceeds from dividend distribution from equity investments	284	631	1,867
Cash prepayment for purchase properties		(16,239)
Cash payment for the acquisition of subsidiaries from CIH, net of cash acquired			(627)
Net cash generated from investing activities	70,855	23,864	72,501
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	7	44
Proceeds from short-term loans		283,049	236,000
Proceeds from long-term loans		44,615	29,908
Repayment of loans	(340,843)	(334,086)	(264,624)
Redemption of convertible senior notes		(84,313)
Net cash generated from (used in) financing activities	(340,836)	(90,691)	1,284
Exchange rate effect on cash, cash equivalents and restricted cash	(1,464)	1,427	4,566
Net increase (decrease) in cash, cash equivalents and restricted cash	(287,506)	(62,657)	93,692
Cash, cash equivalents and restricted cash at beginning of year	397,865	460,522	366,830
Cash, cash equivalents and restricted cash at end of year	110,359	397,865	460,522
Supplemental schedule of cash flow information:
Income tax paid	38,162	18,296	13,314
Interest paid	7,656	16,577	22,564
Settlement of convertible senior notes with 50% Paid by CIH		84,313
Recognition of operating right-of-use assets	$ 1,387	$ 2,493	$ 1,868